Operating Income (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Other Income [Abstract]
Schedule of Other Income
The breakdown of Other income is as follows:

Other income	Year ended
(in € thousands)	2021/12/31	2022/12/31	2023/12/31
CIR tax credit	5,282	6,017	5,807
Other operating income	223	320	464
Government grants and subsidies	5	34	3,340
TOTAL	5,510	6,371	9,610